Net Sales and Long-Lived Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011		Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012		Sep. 24, 2011		Sep. 25, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 35,966		$ 35,023	$ 39,186	$ 46,333	$ 28,270		$ 28,571	$ 24,667	$ 26,741	$ 156,508		$ 108,249		$ 65,225
Long-lived assets	15,886					8,078					15,886		8,078
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales											60,949		41,812		28,633
Long-lived assets	6,012					4,375					6,012		4,375
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales											22,797	[1]	12,472	[1]	2,764	[1]
Long-lived assets	7,314	[1]				2,613	[1]				7,314	[1]	2,613	[1]
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales											72,762		53,965		33,828
Long-lived assets	$ 2,560					$ 1,090					$ 2,560		$ 1,090

[1]	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.